Consolidated Statements of Shareholders' Deficit - CAD ($)	Issued capital	Reserve of share-based payments	Retained earnings	Accumulated other comprehensive income	Total
Balance, equity at Jan. 31, 2022	$ 7,755,830	$ 4,034,929	$ (12,144,764)	$ (288,644)	$ (642,649)
Balance, shares at Jan. 31, 2022	17,185,973
Shares issued for private placement	$ 479,757	16,543	0	0	$ 496,300
Shares issued for private placement, shares	1,102,888				1,102,888
Share issuance costs	$ (59,377)	25,076	0	0	$ (34,301)
Shares issued cost, shares	0
Increase (decrease) through share-based payment transactions, equity	$ 0	2,393	0	0	2,393
Net income (loss)	0	0	(1,769,501)	0	(1,769,501)
Foreign exchange translation	0	0	0	(28,358)	(28,358)
Balance, equity at Jan. 31, 2023	$ 8,176,210	4,078,941	(13,914,265)	(317,002)	(1,976,116)
Balance, shares at Jan. 31, 2023	18,288,861
Shares issued for exploration and evaluation assets, value					0
Net income (loss)	$ 0	0	(637,809)	0	(637,809)
Foreign exchange translation	0	0	0	(70,994)	(70,994)
Balance, equity at Jan. 31, 2024	$ 8,176,210	4,078,941	(14,552,074)	(387,996)	(2,684,919)
Balance, shares at Jan. 31, 2024	18,288,861
Shares issued for exploration and evaluation assets, value					0
Shares issued for private placement	$ 401,975	58,725	0	0	460,700
Shares issued for private placement, shares	5,665,000
Share issuance costs	$ (54,166)	18,816	0	0	(35,350)
Shares issued cost, shares	0
Increase (decrease) through share-based payment transactions, equity	$ 0	46,376	0	0	46,376
Net income (loss)	0	0	(893,717)	0	(893,717)
Foreign exchange translation	0	0	0	4,711	4,711
Balance, equity at Jan. 31, 2025	$ 9,346,112	4,665,405	(15,445,791)	(383,285)	(1,817,559)
Balance, shares at Jan. 31, 2025	40,035,726
Flow-through share premium liability, value	$ (60,000)	0	0	0	(60,000)
Flow-through share premium liability, shares	0
Shares issued on conversion of debt, value	$ 636,593	77,362	0	0	713,955
Shares issued on conversion of debt, shares	12,731,865
Debt restructuring with related parties	$ 0	239,337	0	0	239,337
Shares issued for exploration and evaluation assets, value	$ 245,500	0	0	0	245,500
Shares issued for exploration and evaluation assets, shares	3,350,000
Forgiveness of debt with related party	$ 0	$ 145,848	$ 0	$ 0	$ 145,848